Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances [Line Items]
Advances received from the FHLB	19,000	$ 23,000
Loans pledged as security	148,612
Federal Home Loan Bank, Advances, Maximum Amount Available	38,699
Federal Home Loan Bank of Cincinnati [Member]
Federal Home Loan Bank, Advances [Line Items]
Percentage of residential 1-4 family loans equivalent to Carrying value of the loans pledged	125.00%